LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2023
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

14.LONG-TERM BORROWINGS

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Long-term borrowings-current:
Secured borrowings from Houfu	54,011	—	—
Secured borrowings from Chengdu Gongtou	25,137	721	102
	79,148	721	102
Long-term borrowings-non-current:
Secured borrowings from Chengdu Gongtou	381	—	—
	381	—	—

Yunnan Trust Plan

In March 2021, BEST Finance transferred certain lease receivables with remaining lease terms ranging from 18 months to 36 months originated from its finance leasing services business with future cash flows of RMB577,347 at a discount price of RMB449,671 to Yunnan International Trust Co., Ltd., a third party, which then created Yunnan Trust Plan (the “Trust Plan”). The Trust Plan contemporaneously issued Senior and Junior level debt securities of RMB319,610 and RMB130,061, respectively. The annual yield of the Senior securities is 8% and was all acquired by Sinolink Yong Fu Assets management (“Sinolink”), a related party of Yunnan International Trust Co., Ltd., BEST Finance acquired all the Junior securities which are exposed to all expected losses and entitled to receive all residual returns of the Trust Plan. The Senior debt securities mature in 14 months and the Junior debt securities mature in 33 months. BEST Finance repays the cash collected from the individual lessee of the lease receivables to the Trust Plan, with the principal amount of Senior debt securities and interest of Junior debt securities paid firstly in installments and then the principal amount of Junior debt securities in installments. The residual returns will be repaid to Junior debt securities holders at the end of the Trust Plan.

14.LONG-TERM BORROWINGS (CONTINUED)

BEST Finance is responsible to provide management and collection services over the transferred lease receivable assets and the Company provides guarantees to Yunnan Trust to secure the full repayment of the principal and interest of the holder of the Senior securities and the expected interest return rate of the Trust Plan.

The Company has the power to direct the activities that most significantly impacts the economic performance of the Trust Plan and provides payment collection services for the underlying lease rental receivables and holds significant variable interests in the Trust Plan through the Junior debt securities and the guarantee provided, from which the Company has the obligation to absorb losses of the Trust Plan that could potentially be significant to the Trust Plan. Accordingly, the Company is considered the primary beneficiary of the Trust Plan and consolidates the Trust Plan’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

As a result of the series of transactions described above, the Senior level debt securities of the Trust Plan issued to external investors were considered borrowings from external investors. During the year ended December 31, 2022, the Company made repayments of RMB84,365 to Yunnan Trust. The Senior level debt securities of the Trust Plan were fully repaid during 2022.

Secured borrowings from Houfu

Concurrently with the set-up of the Trust Plan, BEST Finance transferred the beneficial rights of another set of lease rental receivables with future cash flows of RMB166,149 to Ningbo Houfu Business management consulting partnership (“Houfu”), a related party of Sinolink, at a discounted price of RMB133,200. The proceeds received from Houfu were used by BEST Finance to acquire the Junior debt securities of the Trust Plan. BEST Finance agreed to transfer all the benefits it received from the Junior debt securities in the Trust Plan including the principal and interest of the Junior debt securities to repay its obligations to Houfu in installments over 33 months with BEST Finance’s rights in Junior debt securities as collateral.

Since the Company has continuing involvement with the lease receivables transferred to Houfu by providing guarantee to the performance of the transferred lease receivables and the transferred financial assets are not legally isolated from the Company, the transferred lease receivables were not derecognized and are accounted for as secured borrowings in the consolidated financial statements.

During the years ended December 31, 2022 and 2023, the Company made principal repayments of RMB131,851 and RMB1,349 (US$190) ,respectively, to Houfu. The weighted average effective interest rate for the outstanding secured borrowings from Houfu was 37.27% as of December 31, 2022.

The secured borrowings from Houfu were fully repaid as of December 31, 2023.

Secured borrowings from Chengdu Gongtou

In August 2021, BEST Finance transferred the beneficial rights of certain lease receivables with future cash flows of RMB161,031 to Chengdu Gongtou Finance Lease Limited (“Chengdu Gongtou”) at their present value of RMB135,858.

Since the Company has continuing involvement with the lease receivables transferred to Chengdu Gongtou by providing guarantee to the performance of the transferred lease receivables and the transferred financial assets are not legally isolated from the Company, the transferred lease receivables were not derecognized and are accounted for as secured borrowings in the consolidated financial statements. The Company will repay the secured borrowings to Chengdu Gongtou in installments of 33 months. During the year ended December 31, 2022 and 2023, the Company made repayments totaled RMB85,549 and RMB25,300 (US$3,563), respectively. The weighted average effective interest rate for the outstanding secured borrowings from Gongtou was 18.85% and 18.85% as of December 31, 2022 and 2023, respectively.

The outstanding balance as of December 31, 2023 of RMB721(US$102) will be repaid in 2024.